Employee benefits and private pension plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Total		R$ 215,616	R$ 222,876	R$ 264,823	R$ 215,556
Current		19,067	24,098
Non-current		196,549	198,778
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Total	[1]	184,105	177,958
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Total		20,303	32,420
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Total		1,916	1,795
Life insurance [member]
Disclosure of defined benefit plans [line items]
Total	[2]	R$ 9,292	R$ 10,703

[1]	Applicable to Ipiranga and Iconic.
[2]	Applicable to Ipiranga, Ultragaz and Ultrapar.